SEGMENT INFORMATION - Concentration Risk (Details) - Sales Revenue, Net - Customer Concentration Risk	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Counterparty A - Piceance Basin
Segment Reporting Information [Line Items]
Concentration risk, percentage	11.00%		11.00%
Counterparty B - Williston Basin
Segment Reporting Information [Line Items]
Concentration risk, percentage			10.00%		13.00%
Counterparty C - Piceance Basin
Segment Reporting Information [Line Items]
Concentration risk, percentage				10.00%